DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of the Effects of Derivatives Designated as Cash Flow Hedges (Details) - Foreign currency forward contracts - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Net gains recognized in AOCL	$ 1,169	$ 1,863	$ 1,950
Net gains reclassified from AOCL into the combined statements of operations	$ 2,314	$ 1,882	$ 389